Document and Entity Information	Mar. 21, 2024
Details
Registrant CIK	0000851726
Registrant Name	SANTA FE GOLD CORPORATION
SEC Form	8-K
Period End date	Mar. 21, 2024
Tax Identification Number (TIN)	84-1094315
Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-20430
Entity Address, Address Line One	P O Box 25201
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87125
City Area Code	505
Local Phone Number	255-4852
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false